STATEMENT OF CASH FLOWS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Income before income tax and social contribution	R$ 1,992,404	R$ 4,536,067	R$ 1,880,190
Adjustments to reconcile income to net cash generated by operating activities:
Depreciation and amortization	5,527,012	5,128,981	3,954,321
Residual value of written-off fixed and intangible assets	(88,085)	32,411	9,700
Interest on asset retirement obligation	(284)	226	648
Provision for administrative and judicial proceedings	333,724	547,691	551,191
Inflation adjustment on deposits and administrative and judicial proceedings	138,109	200,469	297,529
Interest, inflation adjustment and foreign exchange variations on loans and other financial adjustments	168,362	(950,675)	(35,450)
Interest on lease payable	910,691	821,463	266,328
Interest on lease receivable	(10,698)	(6,422)	(25,664)
Provision for expected credit losses	552,817	748,291	544,881
Stock options	2,588	3,443	(1,424)
Total adjustments to reconcile income with net cash from operations	9,526,640	11,061,945	7,442,250
Decrease (increase) in operating assets
Trade accounts receivable	(390,087)	(1,027,131)	(1,028,791)
Recoverable taxes and contributions	1,260,949	(1,601,276)	175,116
Inventories	(43,325)	(20,219)	(59,274)
Prepaid expenses	20,928	100,917	56,792
Judicial deposits	203,567	296,486	30,478
Other assets	(111,003)	5,059	133,831
Increase (decrease) in operating liabilities
Labor obligations	53,667	6,736	(50,765)
Suppliers	(818,989)	(401,200)	331,736
Taxes, fees and contributions	(320,674)	40,045	187,170
Authorizations payable	(10,871)	(100,182)	(104,582)
Payments of lawsuits and administrative proceedings	(413,635)	(715,203)	(536,646)
Deferred revenues	(87,188)	(204,355)	(193,599)
Other liabilities	(126,530)	(215,063)	(40,373)
Cash generated by operations	8,743,449	7,226,559	6,343,343
Income tax and social contribution paid	(69,578)	(161,833)	(213,956)
Net cash generated by operating activities	8,673,871	7,064,726	6,129,387
Investing activities
Marketable securities	(1,428,888)	131,742	(21,460)
Cash from the merger of TIM Participacoes	21,959
Additions to property, plant and equipment and intangible assets	(3,891,306)	(3,853,484)	(3,831,906)
Other derivatives	(161,429)
Proceeds received from leases	4,879	9,100	22,946
Net cash (invested in) generated by investment activities	(5,454,785)	(3,712,642)	(3,830,420)
Financing activities
New loans	1,800,000	1,000,000	166,548
Amortization of loans	(1,806,922)	(723,500)	(3,359,074)
Interest paid on loans	(72,643)	(96,649)	(193,333)
Leases payments	(927,903)	(800,621)	(9,898)
Interest paid on leases	(794,391)	(785,091)	(242,512)
Derivative financial instruments	27,070	32,761	37,044
Purchases of treasury shares, net of disposals		435	5,317
Dividends and interest on shareholders' equity paid	(1,153,054)	(770,139)	(588,247)
Net cash invested in financing activities	(2,927,843)	(2,142,804)	(4,184,155)
Increase (decrease) in cash and cash equivalents	291,243	1,209,280	(1,885,188)
Cash and cash equivalents at the beginning of the year	2,284,810	1,075,530	2,960,718
Cash and cash equivalents at the end of the year	R$ 2,575,291	R$ 2,284,810	R$ 1,075,530